Borrowings - Additional Information - Optional Redemption to Revolving Facility Agreement (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2018	Mar. 31, 2019	Jun. 18, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Redemption percentage on principal amount		40.00%
Redemption maturity period		180 days after the closing of the related equity offering
Principal amount of debt instruments remains outstanding under redemption, percentage		50.00%
Purchase price in cash equal		101.00%
Borrowings		€ 1,290,143			€ 832,812	€ 735,457
Not Later Than Three Year [member]
Disclosure of detailed information about borrowings [line items]
Redemption Price		104.75%
Not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Redemption Price	100.00%
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Redemption period		Twelve-month
Revolving facility agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 200,000
Increased capacity under Revolving Facility		€ 100,000	€ 100,000
Borrowings		€ 300,000	€ 300,000
Consolidated fixed charge ratio		4.01%
Financial covenant leverage ratio		5.50%
Adjusted financial covenant leverage ratio		5.50%
Fixed charges ratio		4.01
Leverage ratio		4.39%
Revolving facility agreement [member] | Floor rate [member]
Disclosure of detailed information about borrowings [line items]
Consolidated fixed charge ratio		2.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period		10 days
Fixed charges ratio		2.00
Bottom of range [member] | Not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period	10 days
Bottom of range [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period		10 days
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period		60 days
Top of range [member] | Not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period	60 days
Top of range [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Redemption maturity period		60 days
Top of range [member] | Revolving facility agreement [member]
Disclosure of detailed information about borrowings [line items]
Financial covenant leverage ratio		5.00%
Top of range [member] | Revolving facility agreement [member] | Floor rate [member]
Disclosure of detailed information about borrowings [line items]
Consolidated fixed charge ratio		2.00%